INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

18.    INCOME TAXES

We are subject to U.S. federal, state and local income taxes with respect to our allocable share of any taxable income or loss of Wheels Up Partners Holdings LLC, as well as any standalone income or loss Wheels Up generates. Wheels Up Partners Holdings LLC is treated as a partnership for U.S. federal and most applicable state and local income tax purposes and generally does not pay income taxes in most jurisdictions. Instead, any taxable income or loss generated by Wheels Up Partners Holdings LLC is passed through to and included in the taxable income or loss of its members, including Wheels Up.

Income Tax Expense

The components of income tax expense are as follows:

	Year Ended December 31,
	2021	2020	2019
Current income taxes
Federal	$—	$—	$—
State and local	75	—	—
Total current income taxes	75	—	—
Deferred income taxes
Federal	—	—	—
State and local	(17)	—	—
Total deferred income taxes	(17)	—	—
Income tax expense	$58	$—	$—

A reconciliation from the statutory federal income tax rate to the effective income tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Expected federal income taxes at statutory rate	21.0%	—%	—%
State and local income taxes	1.9	—	—
Permanent differences	—	—	—
Partnership earnings not subject to tax	(6.7)	—	—
Change in valuation allowance	(16.2)	—	—
Effective income tax rate	—%	—%	—%

The effective tax rate was 0.0% for the years ended December 31, 2021, 2020 and 2019. Our effective tax rate for the years ended December 31, 2021, 2020 and 2019 differs from the federal statutory rate of 21% primarily due to a full valuation allowance against our net deferred tax assets where it is more likely than not that the deferred tax assets will not be realized. For the periods prior to the Business Combination, there is no income tax expense recorded as Wheels Up Partners Holdings LLC, as a partnership, is not subject to U.S. federal and most applicable state and local income taxes.

Deferred Tax Assets and Liabilities

The components of deferred tax assets and liabilities are as follows:

	December 31, 2021	December 31, 2020
Deferred tax assets
Investment in partnership	$116,053	$—
Net operating loss carryforwards	20,655	—
Transaction costs	1,120	—
Tax credits	559	—
Deferred revenue	416	—
Equity-based compensation	293	—
Other	181	800
Total deferred tax assets	139,277	800
Valuation allowance	(138,652)	(800)
Deferred tax assets, net	$625	$—

Deferred tax liabilities
Other	$(608)	$—
Total deferred tax liabilities	$(608)	$—
Net deferred tax assets	$17	$—

As of December 31, 2021, our federal and state net operating loss carryforwards for income tax purposes were $54.6 million and $43.6 million, respectively. Additionally, we acquired $28.3 million and $19.3 million of federal and state net operating loss carryforwards, respectively, through the Business Combination, which may be subject to a 382 limitation. Of our total federal net operating losses, $77.3 million can be carried forward indefinitely, and the remainder will expire in 2027. Our state net operating losses will begin to expire in 2022.

We evaluate the realizability of our deferred tax assets on a quarterly basis and establish valuation allowances when it is more likely than not that all or a portion of our deferred tax assets may not be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income and tax-planning strategies. As of December 31, 2021 and December 31, 2020, we concluded, based on the weight of all available positive and negative evidence, that it is more likely than not that the majority of deferred tax assets will not be realized. Accordingly, a valuation allowance of $138.7 million has been established as of December 31, 2021. The $137.9 million increase in valuation allowance was the result of a charge to deferred tax expense of $37.3 million from operations and $100.6 million charge to additional paid in capital, primarily resulting from the Business Combination. If or when recognized, approximately $1.1 million of tax benefits related to the reversal of the valuation allowance on deferred tax assets as of December 31, 2021 will be credited directly to equity.

Uncertain Tax Positions

There were no reserves for uncertain tax positions as of December 31, 2021. Wheels Up Experience Inc. was formed in July 2021 and did not engage in any operations prior to the Business Combination. Additionally, although Wheels Up Partners Holdings LLC is treated as a partnership for federal and state income taxes purposes, it is still required to file annual federal, state and local income tax returns, which are subject to examination by the taxing authorities. The statute of limitations is generally open for years beginning after 2017 for U.S. federal and state jurisdictions for Wheels Up Partners Holdings LLC.